Supplemental Information on Oil and Gas Operations (Unaudited (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of future net cash flows relating to proved oil reserves
Future cash inflows	$ 1,865,657	$ 2,385,359
Future operating costs	(849,221)	(922,697)
Future development costs
Future asset retirement cost	(39,138)	(38,217)
Future income taxes
Future net cash flows	977,298	1,424,445	410,990
10% discount factor	(216,870)	(342,462)
Standardized measure	$ 760,428	$ 1,081,983